497(e)
                                                                      333-160951


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AXA Equitable Life Insurance Company

SUPPLEMENT DATED APRIL 4, 2011 TO THE CURRENT PROSPECTUSES FOR RETIREMENT CORNERSTONE(R) SERIES AND RETIREMENT CORNERSTONE(R) SERIES ADV

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Investment Performance variable investment options available under your contract.


  IMPORTANT NOTICE REGARDING THE PROFUND VP BEAR AND RYDEX VT INVERSE S&P 500
          STRATEGY INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS

Effective immediately, we are discontinuing the acceptance of contributions and transfers into the ProFund VP Bear and Rydex VT Inverse S&P 500 Strategy Investment Performance variable investment options. All references to these two Investment Performance variable investment options, and the underlying Portfolios in which they invest, should be disregarded.












 Retirement Cornerstone(R) Series is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
                1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2011 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

IM-11-06 (4/11)                                                    147273 (4/11)
RC11.0/ADV (NB/IF)                                                        x03551